Debt - Components of total finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Debt interest expense	$ 94,605	$ 74,116	$ 56,454
Debt issuance costs incurred as finance costs	4,530	3,273	2,193
Total finance costs	$ 99,135	$ 77,389	$ 58,647